Cover	12 Months Ended
Sep. 24, 2022
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Symbotic Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837240
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No.1 to the Registration Statement on Form S-1 (File No. 333-265906) (the “Registration Statement”) previously filed by Symbotic Inc. (the “Company”) and declared effective by the Securities and Exchange Commission (the “SEC”) on August 1, 2022 is being filed to include information contained in the Company’s Annual Report on Form 10-K for the year ended September 24, 2022 filed with the SEC on December 9, 2022 and certain other information in such Registration Statement. The information included in this Post-Effective Amendment No. 1 to the Registration Statement updates and supplements the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable SEC registration fees were paid at the time of the filing of the Registration Statement.